Income tax (Schedule of Reconciliation of Total Tax Expense Computed by Applying Respective Statutory Income Tax Rate to Pre-tax Income) (Details) - ¥ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PRC Statutory income tax rate (as a percent)		(25.00%)	(25.00%)	(25.00%)
Effect of tax holiday and preferential tax rate benefit (as a percent)		(169.30%)	23.00%	(7.20%)
Effect of different tax rates available to different jurisdictions (as a percent)	[1]	357.70%	(60.70%)	51.60%
Permanent differences (as a percent)	[2]	(124.80%)	0.20%	(5.00%)
Change in valuation allowance (as a percent)		(384.50%)	59.60%	(39.30%)
Effect of Super Deduction available to the Group (as a percent)		182.50%	(16.50%)	12.90%
Effective income tax rate (as a percent)		(163.40%)	(19.40%)	(12.00%)
Per share effect of tax holiday (RMB)		¥ 0.02	¥ 0.03	¥ 0.22
ADS [Member]
Per share effect of tax holiday (RMB)		¥ 0.33	¥ 0.52	¥ 4.45

[1]	The effect of different tax rates available to different jurisdictions was mainly due to the re-measurement gain of the previously held equity interest in Bigo on the acquisition date incurred by Duowan BVI whose applicable tax rate is zero for the year ended December 31, 2019.
[2]	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.